Offerings	Sep. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Other
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, and one right to receive one-tenth of one Ordinary Share(2)
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Amount of Registration Fee	$ 15,881.5
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered	1,150,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 11,500,000
Amount of Registration Fee	$ 1,588.15
Offering Note
(2)

Represents 11,500,000 units, including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share and one right entitling the holder to receive one-tenth of one Ordinary Share.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered	460,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 4,600,000
Amount of Registration Fee	$ 635.26
Offering Note
(3)

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered	2,683,333
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 26,833,330
Amount of Registration Fee	$ 3,705.68
Offering Note
(4)	No fee pursuant to Rule 457(g).